INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	3.00%	2.00%	3.00%
Effect of different tax rate of group entities operating in other jurisdictions	0.00%	0.00%	(1.00%)
Effect of change in valuation allowance	5.00%	3.00%	3.00%
Effect of tax holiday	(7.00%)	(3.00%)	(3.00%)
Effect of cash dividends	5.00%	0.00%	0.00%
Effective tax rate	31.00%	27.00%	27.00%